Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Benefit)
The composition of income tax (benefit) for the years ended December 31, 2023, 2022, and 2021 was as follows:

(in thousands)	2023	2022	2021
Current:
Federal	$793	$4,591	$5,351
State	67	(134)	630
Total current	860	4,457	5,981
Deferred:
Federal	(1,384)	(119)	(284)
State	—	—	—
Total deferred	(1,384)	(119)	(284)
Total income tax (benefit)	$(524)	$4,338	$5,697

Schedule of Applicable Income Tax Expense (Benefit)
Applicable income tax expense (benefit) for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2023, 2022, and 2021 are as follows:

	2023		2022		2021
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax (benefit)	$432		$25,089		$28,214
Tax at statutory federal income tax rate	$91	21.00%	$5,269	21.00%	$5,925	21.00%
Tax-exempt income, net	(509)	(117.88)	(821)	(3.27)	(733)	(2.60)
State income tax (benefit), net of federal tax benefit	53	12.25	(106)	(0.42)	498	1.76
Other, net	(159)	(36.86)	(4)	(0.02)	7	0.03
Provision for income tax expense (benefit)	$(524)	(121.49)%	$4,338	17.29%	$5,697	20.19%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The components of deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022 were as follows:

(in thousands)	2023	2022
Deferred tax assets:
Allowance for credit losses	$4,669	$3,267
Securities	5,653	9,714
Liability for Unfunded Commitments	199	—
Other real estate owned	1,250	559
Deferred loan fees	437	462
Lease liability	255	322
Accrued / deferred compensation	835	668
Other	393	438
Total deferred tax assets	$13,691	$15,430
Deferred tax liabilities:
Premises and equipment	$319	$427
Mortgage servicing rights	365	609
Deferred loan costs	444	422
Pension	1,180	378
Right-of-use asset	246	313
Prepaid expenses	187	456
Other	38	9
Total deferred tax liabilities	2,779	2,614
Net deferred tax assets	$10,912	$12,816